Note 3 - Personnel Expenses, Including Share-based Remuneration (Details Textual) $ in Thousands		4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 27, 2023 shares	Jun. 30, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees | $			$ 2,700	$ 0
RSU [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares, dividends (in shares)			257,551
Amended and restated share incentive plan [member] | RSU [member]
Statement Line Items [Line Items]
Number of share options and other equity instruments granted in share-based payment arrangement (in shares)	777,159
Amended and restated share incentive plan [member] | ADS [member]
Statement Line Items [Line Items]
Number of share options and other equity instruments granted in share-based payment arrangement (in shares)		997,288
Number of other equity instruments exercised or vested in share-based payment arrangement		11,221
Options and RSUs [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)			1 year 21 days		10 months 13 days
RSU [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares, dividends (in shares)			257,551
Number of other equity instruments exercised or vested in share-based payment arrangement			1,008,509
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)			1 year 6 months 29 days		1 year 2 months 1 day